UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/08

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2008

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholders –

The Sierra Core Retirement Fund (“Core Fund”) started operations near the end of December 2007.  This first (partial) fiscal year – and indeed the past 15 months – have been momentous both as to the U.S. and global economies and as to all investment markets – from domestic stocks to emerging-market bonds to physical commodities such as copper, wheat and crude oil, to interest rates and currencies.  This shows the importance of our credo, “There are times to participate and times to protect.”

We have over 21 years of experience in managing private accounts in substantially the same style as our Core Fund, for retirees, those approaching retirement and other self-identified “conservative” investors – with a unique focus on risk management as well as targeting satisfying long-term performance.  And over those 21 years we feel we’ve achieved excellent results both in terms of limiting downside risk and capturing good returns when the markets permit.  We encourage you to compare the results of the Core Fund so far with those of our national peers, such as by reviewing our Morningstar peer group.

That said, it was disappointing to find so few profitable opportunities this past nine months, with all markets volatile and in some cases with unprecedented declines.  We take some solace in having once again performed what we believe to be very well “on defense”, and we look forward to better markets at some point, when we will be able to shift to “offense”.

Thank you for your confidence and trust.

David C. Wright       Kenneth L. Sleeper

David C. Wright
Kenneth L. Sleeper
Portfolio Managers

Investors should carefully consider the investment objectives, risks, charges and expenses of the Sierra Core Retirement Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 866.738.4363. The prospectus should be read carefully before investing. The Sierra Core Retirement Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

1189-NLD-11/24/2008

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

September 30, 2008 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2008, compared to its benchmarks:

Inception** - September 30, 2008
Sierra Core Retirement Fund – Class A	-4.00%
Sierra Core Retirement Fund – Class A with load	-9.52%
Sierra Core Retirement Fund – Class I	-3.67%
Sierra Core Retirement Fund – Class R	-3.08%
S&P 500 Total Return Index	-20.78%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.   For performance information current to the most recent month-end, please call 1-866-738-4363.

** Inception date is December 24, 2007 for Class A, I and R shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	23.20%
Equity	0.50%
Other, Cash & Cash Equivalents	76.30%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2008
	Shares		Value
		MUTUAL FUNDS - 23.7%
		DEBT - 23.2%
	3,144	Oppenheimer International Bond Fund *	$ 19,055
	750,474	Victory Portfolios Fund for Income	8,585,424
	1,911,488	Goldman Sachs Short Duration Government Fund	19,210,454
			27,814,933

		EQUITY - 0.5%
	775	Janus Advisor Long/Short Fund *	7,883
	26,037	Tweedy Browne Global Value Fund	586,094
			593,977

		TOTAL MUTUAL FUNDS
		(Cost $28,633,263)	28,408,910

	92,625,030	SHORT-TERM INVESTMENTS - 77.1%
		Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 2.18%, due 10/1/08
		(Cost $92,625,030)	92,625,030

		TOTAL INVESTMENTS - 100.8% (Cost $121,258,293) (a)	$ 121,033,940
		OTHER ASSETS & LIABILITIES - (0.8)%	(903,310)
		NET ASSETS - 100.0%	$ 120,130,630

* Securities for which market quotations were not readily available. The aggregate value of such securities is 0.02% of
	net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,260,162 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(226,222)
		Net unrealized depreciation:	$ (226,222)

	See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008

ASSETS
Investment securities:
At cost	$ 121,258,293
At value	$ 121,033,940
Dividends and interest receivable	176,976
Prepaid expenses & other assets	8,860
TOTAL ASSETS	121,219,776

LIABILITIES
Fund shares repurchased	880,752
Investment advisory fees payable	137,980
Fees payable to other affiliates	25,356
Distribution (12b-1) fees payable	19
Accrued expenses and other liabilities	45,039
TOTAL LIABILITIES	1,089,146
NET ASSETS	$ 120,130,630

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 125,375,129
Undistributed net investment income	61,274
Accumulated net realized loss from security transactions	(5,081,420)
Net unrealized depreciation of investments	(224,353)
NET ASSETS	$ 120,130,630

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 19.20
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 19.20
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 20.37

Class I Shares:
Net Assets	$ 87,355
Shares of beneficial interest outstanding	4,548
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 19.21

Class R Shares:
Net Assets	$ 120,043,256
Shares of beneficial interest outstanding	6,251,962
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 19.20

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2008 (a)

INVESTMENT INCOME
Dividends	$ 1,785,761
Interest	1,131,416
TOTAL INVESTMENT INCOME	2,917,177

EXPENSES
Investment advisory fees	1,310,523
Administrative services fees	85,377
Transfer agent fees	59,975
Accounting services fees	49,114
Professional fees	33,619
Registration fees	22,392
Custodian fees	18,053
Compliance officer fees	14,530
Printing and postage expenses	12,799
Trustees fees and expenses	8,011
Insurance expense	168
Distribution (12b-1) fees	58
Other expenses	5,017
TOTAL EXPENSES	1,619,636

Fees waived by the Advisor	(41,146)

NET EXPENSES	1,578,490
NET INVESTMENT INCOME	1,338,687

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(5,081,420)
Net change in unrealized appreciation (depreciation) of investments	(224,353)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,305,773)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (3,967,086)

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30,
2008 (a)
FROM OPERATIONS
Net investment income	$ 1,338,687
Net realized loss from security transactions	(5,081,420)
Net change in unrealized appreciation (depreciation) of investments	(224,353)
Net decrease in net assets resulting from operations	(3,967,086)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-
Class I	(220)
Class R	(1,277,193)
From distributions to shareholders	(1,277,413)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	100
Class I	90,101
Class R	154,879,658
Net asset value of shares issued in reinvestment distributions:
Class A	-
Class I	220
Class R	1,277,193
Payments for shares redeemed:
Class A	(80)
Class I	(80)
Class R	(30,871,983)
Net increase in net assets from shares of beneficial interest	125,375,129

TOTAL INCREASE IN NET ASSETS	120,130,630

NET ASSETS
Beginning of Period	-
End of Period*	$ 120,130,630
*Includes undistributed net investment income of:	$ 61,274

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
September 30,
2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	5
Shares Reinvested	-
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	4,541
Shares Reinvested	11
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	4,548

Class R:
Shares Sold	7,741,986
Shares Reinvested	64,973
Shares Redeemed	(1,554,998)
Net increase in shares of beneficial interest outstanding	6,251,962

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class I	Class R
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2008 (1)	2008 (1)	2008 (1)
Net asset value, beginning of period	$ 20.00	$ 20.00	$ 20.00

Activity from investment operations:
Net investment income (loss) (2)	(0.04)	0.17	0.20
Net realized and unrealized
loss on investments (2)	(0.76)	(0.90)	(0.81)
Total from investment operations	(0.80)	(0.73)	(0.61)

Less distributions from:
Net investment income	-	(0.06)	(0.19)
Net realized gains	-	-	-
Total distributions	-	(0.06)	(0.19)

Paid-in-Capital From Redemption Fees	-	-	-

Net asset value, end of period	$ 19.20	$ 19.21	$ 19.20

Total return (3)(8)	(4.00)%	(3.67)%	(3.08)%

Net assets, at end of period	$ 19	$ 87,355	$120,043,256

Ratio of gross expenses to average
net assets (4)(5)(6)	1.79%	1.79%	1.54%
Ratio of net expenses to average
net assets (5)(6)	1.75%	1.75%	1.50%
Ratio of net investment income
to average net assets (5)(7)	1.14%	1.14%	1.27%

Portfolio Turnover Rate (8)	488%	488%	488%

(1)	The Sierra Core Retirement Fund commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class I, and Class R.  The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class I and Class R shares.    Class I and R shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Various inputs are used in determining the value of the Fund’s investments.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $398,299,439 and $364,584,703, respectively.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least February 28, 2009, to waive advisory fees and, if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum of A and I Class average daily net assets, and 1.50% per annum for R Class average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class I and Class R shares are subsequently less than 1.75%, 1.75% and 1.50% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 1.75% and 1.50% of average daily net assets for Class A, Class I and Class R, respectively. If the Operating Expenses attributable to the Class A, Class I and Class R shares subsequently exceed 1.75%, 1.75% and 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of September 30, 2008, the Advisor has $41,146 of waived/reimbursed expenses that may be recovered no later than 2011.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A & I shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS.

The Fund pays its pro rata share of a total Trustee fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. . Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended September 30, 2008 were $5,284.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2008, the Fund incurred expenses of $14,530 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2008, GemCom collected amounts totaling $6,843 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2008

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following period was as follows:

As of September 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $5,079,551 of such capital losses.

6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2008, the percentage of the Fund’s net assets invested in the Portfolio was 77.10%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of the Sierra Core Retirement Fund

We have audited the accompanying statement of assets and liabilities of the Sierra Core Retirement Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 24, 2007 (commencement of operations) through September 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sierra Core Retirement Fund as of September 30, 2008, and the results of its operations, the changes in its net assets and its financial highlights for the period from December 24, 2007 through September 30, 2008 in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 21, 2008

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

September 30, 2008 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08– 9/30/08	Expense Ratio During Period** 4/1/08 – 9/30/08
Class A	$1,000.00	$970.20	$8.62*	1.75%
Class I	1,000.00	973.50	8.63*	1.75
Class R	1,000.00	977.10	7.41*	1.50

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08 – 9/30/08	Expense Ratio During Period** 4/1/08 – 9/30/08
Class A	$1,000.00	$1,016.25	$8.82*	1.75%
Class I	1,000.00	1,016.25	8.82*	1.75
Class R	1,000.00	1,017.50	7.57*	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	34	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	34	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	34	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44	Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002)	34	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 55	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	34	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2008 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 6 to the financial statements of the Sierra Core Retirement Fund, the following pages will include the financial statements of the aforementioned underlying fund, the Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated December 31, 2007.   The full report of the Goldman Sachs Funds, along with the report of the independent registered public accounting firm is included in the Goldman Sachs Funds’ N-CSR filing dated March 7, 2008, available at ‘www.sec.gov’.  Only data presented for the Goldman Sachs Financial Square Funds – Prime Obligations Fund is pertinent to the overall review of the financial statements of the Sierra Core Retirement Fund.   Following the pages extracted from the December 31, 2007 report, the reader will find an unaudited portfolio of holdings for the Goldman Sachs Financial Square Funds – Prime Obligations Fund as of September 30, 2008 as filed with the Goldman Sachs Funds’ N-Q filing dated November 26, 2008.   The N-Q filing includes the total net assets of the Portfolio as of September 30, 2008.

Schedule of Investments

Financial Square Prime Obligations Fund

December 31, 2007

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations—51.0%			
Amstel Funding Corp.			
$ 50,000,000	4.950%	01/14/08	$ 49,910,625
145,000,000	5.000	01/22/08	144,577,083
125,000,000	5.400	02/20/08	124,062,500
150,000,000	5.280	02/21/08	148,878,000
100,000,000	5.300	02/21/08	99,249,167
175,000,000	5.850	03/25/08	172,611,250
Amsterdam Funding Corp.			
20,000,000	5.200	01/04/08	19,991,333
175,000,000	5.700	01/14/08	174,639,792
220,000,000	5.550	01/22/08	219,287,750
90,000,000	5.060	01/23/08	89,721,700
Aspen Funding Corp.			
80,000,000	5.400	02/29/08	79,292,000
Atlantic Asset Securitization Corp.			
62,900,000	5.080	01/17/08	62,757,986
206,000,000	4.920	02/12/08	204,817,560
150,000,000	5.100	02/20/08	148,937,500
Atlantis One Funding Corp.			
161,463,000	5.200	01/28/08	160,833,294
200,000,000	5.100	02/20/08	198,583,333
125,000,000	5.530	03/11/08	123,655,903
BA Credit Card Trust (Emerald)			
125,000,000	5.110	01/07/08	124,893,542
60,000,000	5.300	01/08/08	59,938,167
115,000,000	5.300	01/09/08	114,864,556
80,000,000	5.300	01/17/08	79,811,556
90,000,000	5.300	01/18/08	89,774,750
115,000,000	5.050	01/23/08	114,645,097
125,000,000	5.300	02/22/08	124,043,056
125,000,000	5.650	03/04/08	123,764,062
100,000,000	5.700	03/19/08	98,765,000
Bank of America Corp.			
345,000,000	5.162	01/28/08	343,664,332
295,000,000	4.581	03/24/08	291,884,284
Barton Capital LLC			
50,000,000	5.400	01/25/08	49,820,000
258,568,000	4.900	02/05/08	257,336,211
100,000,000	4.850	02/06/08	99,515,000
Beethoven Funding Corp.			
150,000,000	6.100	01/16/08	149,618,750
Cafco LLC			
80,000,000	5.110	01/22/08	79,761,533
200,000,000	5.850	03/05/08	197,920,000
100,000,000	5.500	03/11/08	98,930,556
Chariot Funding LLC			
125,000,000	6.100	01/10/08	124,809,375
107,687,000	6.100	01/15/08	107,431,543
100,000,000	5.500	01/22/08	99,679,167
126,610,000	4.820	02/08/08	125,965,836
107,479,000	5.450	02/20/08	106,665,444
200,000,000	5.450	02/21/08	198,455,833

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations (continued)			
Charta LLC			
$ 50,000,000	4.860%	02/06/08	$ 49,757,000
115,000,000	5.450	02/13/08	114,251,382
350,000,000	5.300	02/28/08	347,011,389
Ciesco LLC			
185,000,000	5.110	01/22/08	184,448,546
87,775,000	5.470	02/15/08	87,174,838
150,000,000	5.850	03/05/08	148,440,000
250,000,000	5.280	03/12/08	247,396,667
Citibank Credit Card Issuance Trust (Dakota Corp.)			
110,000,000	6.200	01/09/08	109,848,444
200,000,000	6.250	01/11/08	199,652,778
110,000,000	6.200	01/15/08	109,734,778
90,000,000	5.300	01/17/08	89,788,000
100,000,000	5.250	01/18/08	99,752,083
145,000,000	5.290	01/23/08	144,531,247
150,000,000	5.350	02/26/08	148,751,667
88,492,000	5.700	03/07/08	87,567,259
Citigroup Funding, Inc.			
200,000,000	5.175	01/10/08	199,741,250
266,000,000	4.940	02/15/08	264,357,450
200,000,000	5.290	02/22/08	198,471,778
95,000,000	4.750	02/25/08	94,310,590
245,000,000	5.350	03/13/08	242,378,500
245,000,000	5.350	03/14/08	242,342,090
Clipper Receivables Co. LLC			
80,000,000	5.450	01/31/08	79,636,667
80,000,000	5.520	01/31/08	79,632,000
200,000,000	5.350	02/20/08	198,513,889
Concord Minutemen Capital Co. LLC			
97,000,000	5.210	01/09/08	96,887,696
CRC Funding LLC			
50,000,000	4.860	02/11/08	49,723,250
100,000,000	5.450	02/13/08	99,349,028
250,000,000	5.280	03/12/08	247,396,667
Curzon Funding LLC			
62,800,000	5.050	01/22/08	62,615,002
60,000,000	5.070	01/22/08	59,822,550
295,000,000	5.060	01/24/08	294,046,331
Falcon Asset Securitization Corp.			
101,798,000	4.920	01/10/08	101,672,788
220,000,000	5.500	01/22/08	219,294,167
50,685,000	5.150	02/19/08	50,329,712
81,939,000	5.450	02/20/08	81,318,767
100,000,000	5.350	02/22/08	99,227,222
261,432,000	5.200	03/07/08	258,939,682
Fountain Square Commercial Funding Corp.			
300,000,000	4.700	01/02/08	299,960,833
70,000,000	4.950	01/30/08	69,720,875
150,000,000	5.850	03/11/08	148,293,750

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments

Financial Square Prime Obligations Fund (continued)

December 31, 2007

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations (continued)			
Galleon Capital Corp.			
$ 75,000,000	5.950%	01/22/08	$ 74,739,687
125,000,000	5.350	02/22/08	124,034,028
Gemini Securitization Corp.			
125,000,000	5.500	01/17/08	124,694,444
75,000,000	5.380	02/26/08	74,372,333
125,000,000	5.150	03/18/08	123,623,090
General Electric Capital Corp.			
290,000,000	4.650	01/25/08	289,101,000
740,000,000	4.610	03/24/08	732,134,828
360,000,000	4.560	05/27/08	353,296,800
200,000,000	4.540	06/09/08	195,964,444
Grampian Funding LLC			
100,000,000	5.050	01/23/08	99,691,389
150,000,000	4.990	03/19/08	148,378,250
125,000,000	4.970	03/20/08	123,636,701
125,000,000	5.125	04/07/08	123,273,872
90,000,000	5.050	04/11/08	88,724,875
JPMorgan Chase & Co.			
400,000,000	4.955	02/15/08	397,522,500
395,000,000	4.535	03/27/08	390,720,724
657,000,000	4.973	04/01/08	648,741,921
Jupiter Securitization Corp.			
360,000,000	5.600	01/14/08	359,272,000
80,000,000	5.500	01/17/08	79,804,444
78,760,000	5.150	02/19/08	78,207,914
Kitty Hawk Funding Corp.			
147,500,000	5.450	01/25/08	146,964,083
95,000,000	5.000	03/07/08	94,129,167
83,000,000	5.080	03/18/08	82,098,159
Lake Constance Funding Ltd.			
51,000,000	5.220	01/16/08	50,889,075
Legacy Capital Co. LLC			
50,000,000	5.175	01/24/08	49,834,687
Lexington Parker Capital Co. LLC			
195,515,000	5.210	01/09/08	195,288,637
Monument Gardens Funding LLC			
45,000,000	5.250	01/09/08	44,947,500
57,211,000	4.930	01/24/08	57,030,801
94,806,000	4.930	02/21/08	94,143,859
Morgan Stanley & Co.			
295,000,000	5.440	03/11/08	291,879,556
300,000,000	5.440	03/12/08	296,781,333
131,000,000	5.006	03/20/08	129,560,914
Newport Funding Corp.			
300,000,000	4.500	01/02/08	299,962,500
200,000,000	4.880	02/11/08	198,888,444
100,000,000	4.950	02/13/08	99,408,750
150,000,000	5.400	02/29/08	148,672,500
Nieuw Amsterdam Receivables Corp.			
67,536,000	5.400	01/11/08	67,434,696
15,000,000	6.000	01/22/08	14,947,500
Commercial Paper and Corporate Obligations (continued)			
Nieuw Amsterdam Receivables Corp. (continued)			
$ 26,545,000	5.400%	01/23/08	$ 26,457,401
150,000,000	4.880	02/01/08	149,369,667
100,000,000	5.500	03/17/08	98,838,889
10,128,000	5.100	03/24/08	10,008,912
Park Avenue Receivables Co. LLC			
200,000,000	6.000	01/24/08	199,233,333
183,071,000	5.270	02/21/08	181,704,222
150,000,000	5.200	03/07/08	148,570,000
Ranger Funding Co. LLC			
80,976,000	5.050	01/11/08	80,862,409
70,000,000	5.500	01/17/08	69,828,889
214,000,000	5.000	03/07/08	212,038,333
200,000,000	5.080	03/18/08	197,826,889
Scaldis Capital LLC			
100,000,000	4.880	02/08/08	99,484,889
100,000,000	5.300	03/17/08	98,881,111
Sheffield Receivables Corp.			
210,000,000	5.800	01/10/08	209,695,500
50,000,000	4.970	01/22/08	49,855,042
131,000,000	4.970	01/24/08	130,584,039
75,000,000	4.930	01/28/08	74,722,687
44,000,000	4.920	01/29/08	43,831,627
64,000,000	5.400	02/29/08	63,433,600
Thames Asset Global Securitisation, Inc.			
110,000,000	5.210	01/07/08	109,904,483
30,000,000	5.215	01/10/08	29,960,887
Three Rivers Funding Corp.			
300,000,000	4.850	01/02/08	299,959,583
100,000,000	6.100	01/18/08	99,711,944
Ticonderoga Funding LLC			
153,000,000	5.250	02/08/08	152,152,125
91,000,000	5.250	02/14/08	90,416,083
Tulip Funding Corp.			
197,368,000	5.800	01/16/08	196,891,027
60,000,000	5.000	01/23/08	59,816,667
113,000,000	4.800	02/06/08	112,457,600
59,990,000	5.200	03/13/08	59,366,104
Variable Funding Capital Corp.			
100,000,000	4.900	02/13/08	99,414,722
65,000,000	5.400	02/20/08	64,512,500
295,000,000	4.700	04/14/08	290,994,556
210,668,000	5.050	04/25/08	207,269,516
Victory Receivables Corp.			
99,560,000	5.070	01/17/08	99,335,658
Windmill Funding Corp.			
100,000,000	5.060	01/23/08	99,690,778
200,000,000	5.550	01/24/08	199,290,833
175,000,000	5.250	02/12/08	173,928,125
Yorktown Capital LLC			
111,341,000	5.050	01/11/08	111,184,813
170,000,000	5.550	03/07/08	168,270,250

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments

Financial Square Prime Obligations Fund (continued)

December 31, 2007

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations (continued)			
Yorktown Capital LLC (continued)			
$ 150,000,000	4.950%	03/18/08	$ 148,411,875
168,000,000	5.080	03/18/08	166,174,587
Total Commercial Paper and Corporate Obligations			$23,666,992,598
Bank Note—0.5%			
Bank of America Corp.			
$ 220,000,000	5.250%	05/02/08	$ 220,000,000
Certificates of Deposit—3.2%			
Bank of America Corp.			
$ 250,000,000	5.280%	01/10/08	$ 250,000,000
State Street Bank & Trust			
255,000,000	5.600	02/05/08	255,000,000
495,000,000	5.560	03/05/08	495,000,000
Wachovia Bank NA			
490,000,000	4.870	05/30/08	490,000,000
Total Certificates of Deposit			$ 1,490,000,000
Master Demand Note—1.1%			
Bank of America Securities LLC			
$ 500,000,000	4.600%	01/02/08	$ 500,000,000
Medium-Term Note—0.1%			
Lehman Brothers Holdings, Inc.			
$ 22,040,000	7.000%	02/01/08	$ 22,069,761
U.S. Government Agency Obligations—3.7%			
Federal Home Loan Bank			
$ 700,000,000	4.668%[a]	02/19/08	$ 700,000,000
216,000,000	4.280	03/24/08	213,868,560
Federal Home Loan Mortgage Corp.			
160,000,000	4.210	02/29/08	158,896,044
239,000,000	4.180	03/10/08	237,085,212
400,000,000	4.130	04/25/08	394,722,778
Total U.S. Government Agency Obligations			$ 1,704,572,594
Variable Rate Obligations[a]—14.6%			
AIG Matched Funding Corp.			
$ 190,000,000	4.320%	01/02/08	$ 190,000,000
Allstate Life Global Funding II			
140,000,000	5.208	01/11/08	140,000,000
50,000,000	5.087	01/15/08	50,000,000
70,000,000	5.128	01/16/08	70,000,000
50,000,000	4.895	01/28/08	50,000,000
American Express Bank FSB			
150,000,000	4.935	01/22/08	150,000,000
American Express Centurion Bank			
150,000,000	4.935	01/22/08	150,000,000
Variable Rate Obligations[a] (continued)			
American Express Credit Corp.			
$ 70,000,000	5.346%	01/07/08	$ 70,000,000
American International Group, Inc.			
150,000,000	4.884	03/25/08	150,019,999
Bank of New York Co., Inc.			
200,000,000	5.202	01/14/08	200,000,000
100,000,000	4.966	03/17/08	100,004,958
Fifth Third Bank			
369,225,000	5.176	01/04/08	369,214,339
Florida Hurricane Catastrophe Fund			
200,000,000	5.047	01/15/08	200,000,000
General Electric Capital Corp.			
24,600,000	5.290	01/03/08	24,599,851
215,000,000	4.916	01/24/08	215,000,000
Hartford Life Insurance Co.[b]			
100,000,000	5.355	01/02/08	100,000,000
JPMorgan Chase & Co.			
100,000,000	5.215	01/02/08	100,000,000
Lehman Brothers Holdings, Inc.			
140,000,000	4.877	03/27/08	140,000,000
MassMutual Global Funding II LLC			
195,000,000	5.364	01/03/08	195,000,000
Merrill Lynch & Co., Inc.			
145,000,000	5.316	01/04/08	145,000,000
100,000,000	5.168	01/15/08	100,000,000
MetLife, Inc.[b]			
150,000,000	5.101	01/25/08	150,000,000
190,000,000	5.105	02/22/08	190,000,000
Metropolitan Life Global Funding I			
85,000,000	4.965	01/28/08	85,000,000
Morgan Stanley & Co.			
220,000,000	4.570	01/02/08	220,000,000
25,000,000	5.316	01/04/08	25,000,000
150,000,000	4.955	01/28/08	150,000,000
National City Bank			
50,000,000	5.285	01/02/08	50,014,756
95,000,000	5.300	01/07/08	94,993,264
87,000,000	4.933	02/05/08	87,026,284
New York Life Insurance Co.[b]			
65,000,000	4.890	03/14/08	65,000,000
250,000,000	4.890	03/31/08	250,000,000
Pacific Life Global Funding			
100,000,000	5.306	01/04/08	100,000,000
Pacific Life Insurance Co.			
50,000,000	5.274	01/14/08	50,000,000
SunTrust Bank			
295,000,000	5.180	01/22/08	295,032,469
225,000,000	5.132	03/12/08	225,035,324
Union Hamilton Reinsurance Co.			
100,000,000	5.291	03/17/08	100,000,000
130,000,000	5.210	03/21/08	130,000,000
155,000,000	5.142	03/28/08	155,000,000

The accompanying notes are an integral part of these financial statements.

7

Schedule of Investments

Financial Square Prime Obligations Fund (continued)

December 31, 2007

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Obligations[a] (continued)			
US Bank NA			
$ 120,000,000	5.185%	01/02/08	$ 119,997,354
Variable Funding Capital Corp.			
400,000,000	4.866	01/22/08	400,000,000
Wachovia Asset Securitization, Inc.[b]			
476,449,589	5.015	01/25/08	476,449,589
Wachovia Bank NA			
125,000,000	4.855	01/28/08	125,010,387
Wachovia Corp.			
45,000,000	4.905	01/28/08	44,964,253
Wells Fargo & Co.			
31,000,000	5.293	01/10/08	31,005,185
265,000,000	5.076	01/18/08	265,000,000
Total Variable Rate Obligations			$ 6,793,368,012
Total Investments before Repurchase Agreements			$34,397,002,965
Repurchase Agreements-Unaffiliated Issuers[c]—25.3%			
Joint Repurchase Agreement Account I			
$ 55,000,000	1.476%	01/02/08	$ 55,000,000
Maturity Value: $55,004,510			
Joint Repurchase Agreement Account II			
11,702,100,000	4.749	01/02/08	11,702,100,000
Maturity Value: $11,705,187,404			
Total Repurchase Agreements-Unaffiliated Issuers			$11,757,100,000
Repurchase Agreement-Affiliated Issuers[c]—0.6%			
Goldman, Sachs & Co.			
$ 300,000,000	4.850%	01/02/08	$ 300,000,000
Maturity Value: $300,080,833			
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.500%, due 01/01/16 to 12/01/37 and Federal National Mortgage Association, 4.000% to 7.500%, due 04/01/19 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $308,999,891.			
Total Investments—100.1%			$46,454,102,965
Liabilities in Excess of Other Assets—(0.1)%			(58,399,182)
Net Assets—100.0%			$46,395,703,783

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

[a] Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at December 31, 2007.

[b] Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2007, these securities amounted to $1,231,449,589 or approximately 2.7% of net assets.

[c] Unless noted, all repurchase agreements were entered into on December 31, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear on pages 50 and 51.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

8

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities

December 31, 2007

	Prime Obligations Fund	Money Market Fund
Assets:		
Investments in securities, at value based on amortized cost—unaffiliated issuers	$34,397,002,965	$18,216,388,011
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	11,757,100,000	5,663,600,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	300,000,000	200,000,000
Cash	—	—
Receivables:		
Interest	71,429,917	72,135,435
Fund shares sold	656,355	20,921,924
Investment securities sold	—	—
Reimbursement from investment adviser	—	—
Other assets	—	25,797
Total assets	$46,526,189,237	$24,173,071,167
Liabilities:		
Due to custodian	4,211,198	2,325,780
Payables:		
Investment securities purchased	—	—
Dividend distribution	109,940,398	35,575,684
Amounts owed to affiliates	6,584,877	3,358,119
Fund shares repurchased	6,237,749	8,581,037
Accrued expenses and other liabilities	3,511,232	1,317,642
Total liabilities	130,485,454	51,158,262
Net Assets:		
Paid-in capital	46,395,710,017	24,121,921,632
Undistributed net investment income	1,147,560	173,596
Accumulated net realized gain (loss) on investment transactions	(1,153,794)	(182,323)
Net assets	$46,395,703,783	$24,121,912,905
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:		
FST Shares	$36,224,152,931	$22,000,122,674
FST Select Shares	267,149,860	82,831,797
FST Preferred Shares	1,154,660,360	161,634,977
FST Capital Shares	787,304,670	54,021,746
FST Administration Shares	5,865,429,839	1,175,106,233
FST Service Shares	2,097,006,123	648,195,478
Shares outstanding:		
FST Shares	36,224,152,929	22,000,123,696
FST Select Shares	267,149,860	82,831,797
FST Preferred Shares	1,154,660,360	161,634,977
FST Capital Shares	787,304,670	54,021,746
FST Administration Shares	5,865,429,839	1,175,105,233
FST Service Shares	2,097,006,123	648,195,478
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	46,395,703,781	24,121,912,927

The accompanying notes are an integral part of these financial statements.

52

Treasury Obligations	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund
$ 3,393,982,399	$11,749,965,411	$ 7,188,745,066	$16,885,894,024	$11,010,813,842
13,811,400,000	—	6,477,300,000	—	—
—	—	—	—	—
87,957	52,137	—	75,313	—
59,594,839	28,809,370	72,286,863	56,742,270	81,617,783
45,863	430	354,620	—	5,690,763
—	—	—	—	290,883
12,310	98,123	86,570	—	44,528
—	5,031	5,097	226	—
$17,265,123,368	$11,778,930,502	$13,738,778,216	$16,942,711,833	$11,098,457,799
—	—	3,787,372	—	243,965
—	—	—	—	312,856,201
17,112,855	13,228,950	32,991,416	8,683,853	12,349,226
3,059,322	1,905,365	2,408,203	2,465,284	1,657,776
—	27,771	589,284	46,141	1,257,659
2,118,345	1,022,870	1,283,754	988,417	810,728
22,290,522	16,184,956	41,060,029	12,183,695	329,175,555
17,241,224,589	11,761,647,842	13,697,723,651	16,930,189,952	10,768,506,077
1,608,257	1,097,704	974,666	338,186	—
—	—	(980,130)	—	776,167
$17,242,832,846	$11,762,745,546	$13,697,718,187	$16,930,528,138	$10,769,282,244
$1.00	$1.00	$1.00	$1.00	$1.00
$11,652,689,460	$ 9,282,485,996	$ 9,944,020,420	$15,074,710,746	$ 9,069,557,935
25,541	29,548,116	438,263,532	1,297	71,394,650
646,791,448	219,365,100	666,779,304	315,256,232	220,538,511
318,665,435	20,939,097	354,686,494	7,941,339	317,741,540
2,787,538,449	1,552,155,363	1,886,834,066	586,404,855	757,798,363
1,837,122,513	658,251,874	407,134,371	946,213,669	332,251,245
11,651,603,125	9,281,619,853	9,944,020,420	15,074,409,657	9,068,861,387
25,538	29,545,363	438,263,532	1,297	71,389,197
646,731,058	219,344,603	666,779,304	315,249,937	220,521,568
318,635,699	20,937,144	354,686,494	7,941,180	317,717,120
2,787,278,006	1,552,010,427	1,886,834,066	586,393,129	757,740,137
1,836,951,163	658,190,452	407,134,371	946,194,752	332,225,714
17,241,224,589	11,761,647,842	13,697,718,187	16,930,189,952	10,768,455,123

53

Goldman Sachs Trust—Financial Square Funds

Statements of Operations

For the Year Ended December 31, 2007

	Prime Obligations Fund	Money Market Fund
Investment income:		
Interest income—from unaffiliated issuers	$1,911,067,566	$970,928,692
Interest income—from affiliated issuers	17,159,428	8,902,794
Total investment income	1,928,226,994	979,831,486
Expenses:		
Portfolio-Level Expenses:		
Management fees	74,319,993	37,854,074
Transfer agent fees	5,438,048	2,769,870
Custody and accounting fees	1,986,082	1,114,789
Registration fees	996,284	450,442
Professional fees	101,125	100,128
Printing fees	126,106	77,596
Shareholder proxy meeting expense	33,839	233,670
Trustee fees	15,970	15,970
Other	593,620	662,990
Subtotal	83,611,067	43,279,529
Class Specific Expenses:		
FST Administration Share fees	12,907,774	1,706,353
FST Service Share fees	8,862,287	3,011,367
FST Preferred Share fees	1,232,134	103,285
FST Capital Share fees	1,038,125	27,300
FST Select Share fees	112,767	37,615
Total expenses	107,764,154	48,165,449
Less—expense reductions	(18,144,156)	(9,252,166)
Net expenses	89,619,998	38,913,283
Net investment income	1,838,606,996	940,918,203
Net realized and unrealized gain (loss) from investment transactions	47,553	(6,860)
Net increase in net assets resulting from operations	$1,838,654,549	$940,911,343

The accompanying notes are an integral part of these financial statements.

54

Treasury Obligations	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund
$480,661,032	$226,939,349	$427,927,883	$579,580,708	$335,546,713
107,847	—	7,704,058	—	—
480,768,879	226,939,349	435,631,941	579,580,708	335,546,713
21,025,988	11,157,353	17,555,051	23,175,101	18,744,042
1,538,487	816,392	1,284,516	1,695,739	1,371,515
591,302	401,089	503,626	724,973	744,126
612,881	341,729	469,753	270,197	265,181
91,102	88,009	98,159	93,376	95,163
56,777	50,813	54,958	61,870	61,158
17,713	15,317	15,522	23,487	38,981
15,970	15,970	15,970	15,970	15,970
171,239	110,788	142,986	236,698	231,891
24,121,459	12,997,460	20,140,541	26,297,411	21,568,027
6,949,412	2,565,006	3,530,434	1,644,754	1,444,268
7,858,785	1,472,666	2,100,579	3,514,344	1,224,406
168,614	161,359	413,617	165,873	158,552
298,365	20,625	620,016	8,595	302,827
298	10,399	61,626	—	17,963
39,396,933	17,227,515	26,866,813	31,630,977	24,716,043
(3,185,960)	(1,915,222)	(4,370,407)	(3,461,019)	(4,824,863)
36,210,973	15,312,293	22,496,406	28,169,958	19,891,180
444,557,906	211,627,056	413,135,535	551,410,750	315,655,533
2,159,783	7,095,850	(4,479)	935,224	1,718,355
$446,717,689	$218,722,906	$413,131,056	$552,345,974	$317,373,888

55

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund	
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
From operations:		
Net investment income	$ 1,838,606,996	$ 1,389,768,056
Net realized gain (loss) from investment transactions	47,553	(442,918)
Net increase in net assets resulting from operations	1,838,654,549	1,389,325,138
Distributions to shareholders:		
From net investment income:		
FST Shares	(1,387,265,745)	(1,029,549,409)
FST Select Shares	(19,267,251)	(8,084,513)
FST Preferred Shares	(62,212,662)	(78,882,954)
FST Capital Shares	(34,581,112)	(20,878,613)
FST Administration Shares	(252,920,511)	(187,841,920)
FST Service Shares	(82,407,266)	(64,087,729)
Total distributions to shareholders	(1,838,654,547)	(1,389,325,138)
From share transactions (at $1.00 per share):		
Proceeds from sales of shares	299,125,985,950	229,878,004,648
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	642,325,029	488,936,715
Cost of shares repurchased	(280,452,495,953)	(229,262,145,498)
Net increase in net assets resulting from share transactions	19,315,815,026	1,104,795,865
Net increase	19,315,815,028	1,104,795,865
Net assets:		
Beginning of year	27,079,888,755	25,975,092,890
End of year	$ 46,395,703,783	$ 27,079,888,755
Undistributed net investment income	$ 1,147,560	$ 1,195,111

* Includes Distributions from net realized gains of ($4,479,746), ($32,470), ($187,218), ($9,879), ($1,017,035), ($333,819) for FST, Select, Preferred, Capital, Administration, and Service Shares, respectively.

The accompanying notes are an integral part of these financial statements.

56

Money Market Fund		Treasury Obligations		Treasury Instruments Fund	
For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
$ 940,918,203	$ 688,757,902	$ 444,557,906	$ 269,113,902	$ 211,627,056	$ 121,426,922
(6,860)	(138,865)	2,159,783	(430,806)	7,095,850	(314,332)
940,911,343	688,619,037	446,717,689	268,683,096	218,722,906	121,112,590
(867,258,529)	(626,492,422)	(239,326,819)	(86,415,950)	(157,260,962)*	(72,696,713)
(6,439,110)	(5,424,655)	(45,904)	(49,113)	(1,501,180)*	(597,407)
(5,181,853)	(3,973,857)	(7,636,468)	(33,024,399)	(6,750,386)*	(6,086,441)
(894,696)	(1,064,137)	(8,737,053)	(470,190)	(582,188)*	(478,060)
(33,259,292)	(34,052,271)	(123,424,082)	(98,023,648)	(40,910,058)*	(33,741,077)
(27,877,864)	(17,611,695)	(65,939,106)	(50,699,796)	(10,682,449)*	(7,505,301)
(940,911,344)	(688,619,037)	(445,109,432)	(268,683,096)	(217,687,223)	(121,104,999)
118,791,667,426	75,852,484,820	64,096,925,371	40,307,442,277	45,309,918,175	16,842,892,070
—	72,020,325	—	—	—	—
572,169,760	359,538,208	225,758,735	86,355,900	90,592,459	28,318,839
(110,395,351,888)	(72,447,802,619)	(53,979,112,783)	(38,693,158,795)	(36,847,590,116)	(15,810,617,066)
8,968,485,298	3,836,240,734	10,343,571,323	1,700,639,382	8,552,920,518	1,060,593,843
8,968,485,297	3,836,240,734	10,345,179,580	1,700,639,382	8,553,956,201	1,060,601,434
15,153,427,608	11,317,186,874	6,897,653,266	5,197,013,884	3,208,789,345	2,148,187,911
$ 24,121,912,905	$ 15,153,427,608	$ 17,242,832,846	$ 6,897,653,266	$ 11,762,745,546	$ 3,208,789,345
$ 173,596	$ 163,692	$ 1,608,257	$ 1,671,340	$ 1,097,704	$ 376,353

57

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Government Fund	
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
From operations:		
Net investment income	$ 413,135,535	$ 215,789,727
Net realized gain (loss) from investment transactions	(4,479)	(499,145)
Net increase in net assets resulting from operations	413,131,056	215,290,582
Distributions to shareholders:		
From net investment income:		
FST Shares	(278,099,004)	(123,059,583)
FST Select Shares	(9,838,170)	(4,081,987)
FST Preferred Shares	(20,161,843)	(14,030,530)
FST Capital Shares	(19,379,310)	(6,744,369)
FST Administration Shares	(66,682,891)	(53,056,600)
FST Service Shares	(18,969,838)	(14,317,513)
From net realized gains:		
FST Shares	—	—
FST Select Shares	—	—
FST Preferred Shares	—	—
FST Capital Shares	—	—
FST Administration Shares	—	—
FST Service Shares	—	—
Total distributions to shareholders	(413,131,056)	(215,290,582)
From share transactions (at $1.00 per share):		
Proceeds from sales of shares	65,777,621,848	40,117,844,723
Proceeds received in connection with merger	—	128,482,724
Reinvestment of dividends and distributions	191,892,915	91,863,148
Cost of shares repurchased	(57,535,124,292)	(39,841,597,838)
Net increase (decrease) in net assets resulting from share transactions	8,434,390,471	496,592,757
Net increase (decrease)	8,434,390,471	496,592,757
Net assets:		
Beginning of year	5,263,327,716	4,766,734,959
End of year	$ 13,697,718,187	$ 5,263,327,716
Undistributed net investment income	$ 974,666	$ 970,187

The accompanying notes are an integral part of these financial statements.

58

Federal Fund		Tax-Free Money Market Fund	
For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
$ 551,410,750	$ 394,264,259	$ 315,655,533	$ 260,635,819
935,224	(279,964)	1,718,355	509,316
552,345,974	393,984,295	317,373,888	261,145,135
(481,656,463)	(329,433,024)	(275,586,540)	(223,795,480)
(62)	(70)	(2,077,489)	(3,507,444)
(7,967,752)	(6,575,275)	(5,341,212)	(10,662,952)
(273,503)	(167,760)	(6,671,994)	(8,480,296)
(30,990,154)	(33,415,970)	(18,671,308)	(9,999,661)
(31,124,208)	(24,393,192)	(7,306,990)	(4,189,986)
—	—	(801,636)	(226,553)
—	—	(5,806)	(3,347)
—	—	(20,915)	(13,648)
—	—	(26,396)	(14,101)
—	—	(60,924)	(13,170)
—	—	(26,511)	(7,573)
(552,012,142)	(393,985,291)	(316,597,721)	(260,914,211)
49,213,027,669	28,887,530,049	60,132,779,450	65,508,104,052
—	—	—	55,824,203
464,762,629	308,087,102	201,833,954	180,652,951
(42,983,182,698)	(27,967,444,356)	(57,156,471,612)	(66,856,076,493)
6,694,607,600	1,228,172,795	3,178,141,792	(1,111,495,287)
6,694,941,432	1,228,171,799	3,178,917,959	(1,111,264,363)
10,235,586,706	9,007,414,907	7,590,364,285	8,701,628,648
$ 16,930,528,138	$ 10,235,586,706	$ 10,769,282,244	$ 7,590,364,285
$ 338,186	$ 399,013	$ —	$ —

59

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements

December 31, 2007

1. Organization

Goldman Sachs Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust includes the Goldman Sachs—Financial Square Funds (collectively, the "Funds," or individually, a "Fund"). Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund seeks to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.

C. Federal Taxes and Distributions to Shareholders—

It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Capital gain distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. The tax character of distributions paid during the fiscal year ended December 31, 2007 was ordinary income for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal year ended December 31, 2007 were tax-exempt income, ordinary income and net long term capital gains in the following amounts, $315,655,533, $471,094 and $471,094, respectively.

60

As of December 31, 2007, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards for Prime Obligations, Money Market, and Government Funds.

2. Significant Accounting Policies (continued)

At December 31, 2007 (tax-year end), the following Funds had a capital loss carryforward for U.S. federal tax purposes of approximately:

	Prime Obligations	Money Market	Government
Capital loss carryforward[1]			
Expiring 2008	$ —	$ —	$ 3,440
Expiring 2009	—	—	557
Expiring 2010	—	11,758	1,243
Expiring 2011	—	—	—
Expiring 2012	—	13	—
Expiring 2013	710,876	24,827	471,266
Expiring 2014	442,918	138,865	499,145
Expiring 2015	—	6,860	4,479
Capital loss carryforward[2]	$1,153,794	$182,323	$980,130

[1] Expiration occurs on December 31 of the year indicated.

[2] During the year ended December 31, 2007, Prime Obligations, Treasury Obligations, Treasury Instruments, and Federal Funds utilized $47,553, $1,671,340, $314,332 and $394,659, respectively, of capital loss carryforwards.

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations.

The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

In order to present certain components of the Fund's capital accounts on a tax basis, certain reclassifications have been recorded to the Funds' accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from dividend redesignations and expiring capital loss carryforwards.

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss) on Investment Transactions	Undistributed Net Investment Income
Money Market	$(3,045)	$ —	$ 3,045
Treasury Obligations	—	(488,443)	488,443
Treasury Instruments	—	(721,351)	721,351
Federal	—	(540,565)	540,565
Government	(6,010)	6,010	—

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on June 29, 2007. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for open tax years (tax years ended December 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or "pro-rata" basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these

61

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)

December 31, 2007

securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

2. Significant Accounting Policies (continued)

F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC") and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. ("GSAM"), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds' credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. Agreements

A. Management Agreement—
GSAM, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to a Management Agreement (the "Agreement") with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust's Board of Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee ("Management Fee"), computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund's average daily net assets.

For the year ended December 31, 2007, GSAM has voluntarily agreed to waive a portion of its Management Fee equal to an annual percentage rate of the average daily net assets of the Funds.

GSAM has voluntarily waived a portion of its Management Fee equal annually to 0.05% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.

B. Distribution Agreement—
Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.

D. Other Agreements—
GSAM has voluntarily agreed to limit certain "Other Expenses" of the Funds (excluding Management fees, Transfer Agent fees and expenses, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, share-

62

holder proxy meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

GSAM has voluntarily agreed to waive management fees and reimburse certain other expenses. In addition, the Funds have entered into certain expense offset arrangements with the custodian and transfer agent resulting in a reduction in the Funds' expenses.

For the year ended December 31, 2007, expense reductions were as follows (in thousands):

Fund	Management Fee Waived	Other Expense Reimbursements	Custody Fee Reductions	Total
Prime Obligations	$18,127	$ —	$ 17	$18,144
Money Market	9,232	—	20	9,252
Treasury Obligations	3,077	107	2	3,186
Treasury Instruments	1,633	246	36	1,915
Government	4,282	86	2	4,370
Federal	3,391	—	70	3,461
Tax-Free Money Market	4,572	133	120	4,825

As of December 31, 2007, the amounts owed to GSAM and its affiliates were as follows (in thousands):

Fund	Management Fees	Transfer Agent Fees	Affiliated Dealers Service Fees	Total
Prime Obligations	$6,003	$581	$ 1	$6,585
Money Market	3,057	296	5	3,358
Treasury Obligations	2,818	241	—	3,059
Treasury Instruments	1,739	150	16	1,905
Government	2,191	212	5	2,408
Federal	2,268	194	3	2,465
Tax-Free Money Market	1,511	146	1	1,658

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net assets of the respective shares.

5. Line of Credit Facility

The Funds participate in a $450,000,000 committed, unsecured revolving line of credit facility (the "facility") together with other registered investment companies having management agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, each Fund must own securities having a market value in excess of 300% of each Fund's total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the year ended December 31, 2007, the Funds did not have any borrowings under the facility.

6. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund's ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

63

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)

December 31, 2007

7. Other Matters

Exemptive Orders—Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions with Goldman Sachs.

Mergers and Reorganizations—At a meeting held on December 14, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the tax-free reorganization of the First Funds Cash Reserve Portfolio into the Goldman Sachs Financial Square Money Market Fund, the First Funds U.S. Government Money Market Portfolio into the Goldman Sachs Financial Square Government Fund, and the First Funds Municipal Money Market Portfolio into the Goldman Sachs Financial Square Tax-Free Money Market Fund. The trustees approved certain amendments to the Agreement on April 7, 2006. The reorganization was completed on June 5, 2006.

Pursuant to the Reorganization Agreement, the assets and liabilities of the First Funds Cash Reserve Portfolio, First Funds U.S. Government Money Market Portfolio and the First Funds Municipal Money Market Portfolio ("Acquired Funds") Institutional Class and Class C were reorganized into the Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Tax-Free Money Market Funds' ("Survivor Funds") FST Class and FST Administration Class, respectively, in a tax-free exchange as follows:

Survivor/Acquired Fund	Exchanged Shares of Survivor Issued	Value of Exchanged Shares	Acquired Fund's Shares Outstanding as of June 5, 2006
Financial Square Money Market FST Class / First Funds Cash Reserve Institutional Class	29,951,814	$ 29,951,804	29,951,814
Financial Square Money Market FST Administration Class / First Funds Cash Reserve Class C	42,068,532	$ 42,068,521	42,068,532
Financial Square Government FST Class / First Funds U.S. Government Money Market Institutional Class	118,595,969	$118,595,969	118,595,969
Financial Square Government FST Administration Class / First Funds U.S. Government Money Market Class C	9,886,755	$ 9,886,755	9,886,755
Financial Square Tax-Free Money Market FST Class / First Funds Municipal Money Market Institutional Class	48,831,245	$ 48,831,002	48,831,245
Financial Square Tax-Free Money Market FST Administration Class / First Funds Municipal Money Market Class C	6,993,410	$ 6,993,201	6,993,410

64

The following chart shows the Survivor Fund's and Acquired Fund's aggregate net assets (immediately before and after the completion of the reorganization) as well as the Acquired Fund's Capital Loss Carryforward:

Survivor/Acquired Fund	Survivor Fund's Aggregate Net Assets before reorganization	Acquired Fund's Aggregate Net Assets before reorganization	Acquired Fund's Capital Loss Carryforward	Survivor Fund's Aggregate Net Assets immediately after reorganization
Financial Square Money Market/ First Funds Cash Reserve	$13,476,835,558	$ 72,020,325	$11,771	$13,548,855,883
Financial Square Government/ First Funds U.S. Government Money Market	$ 4,350,998,480	$128,482,724	$11,474	$ 4,479,481,204
Financial Square Tax-Free Money Market/ First Funds Municipal Money Market	$ 7,516,749,991	$ 55,824,203	$ 4,088	$ 7,572,574,194

New Accounting Pronouncement—On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157, "Fair Value Measurement" ("FAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements; however, additional disclosures will be required.

65

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)

December 31, 2007

8. Summary of Share Transactions (at $1.00 per share)

Share activity is as follows:

	Prime Obligations Fund	
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
FST Shares		
Shares sold	230,076,934,069	170,612,831,603
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	487,002,828	361,123,897
Shares repurchased	(212,478,271,348)	(171,679,544,733)
	18,085,665,549	(705,589,233)
FST Select Shares		
Shares sold	3,037,658,794	2,622,537,919
Reinvestment of dividends and distributions	18,187,032	7,263,449
Shares repurchased	(3,079,375,424)	(2,438,015,801)
	(23,529,598)	191,785,567
FST Preferred Shares		
Shares sold	13,431,487,063	14,291,461,219
Reinvestment of dividends and distributions	45,184,913	49,447,374
Shares repurchased	(14,094,256,022)	(14,325,501,029)
	(617,584,046)	15,407,564
FST Capital Shares		
Shares sold	8,030,059,529	6,073,945,225
Reinvestment of dividends and distributions	17,398,360	11,916,555
Shares repurchased	(7,848,462,824)	(5,976,409,125)
	198,995,065	109,452,655
FST Administration Shares		
Shares sold	30,217,784,703	23,817,166,145
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	41,049,887	34,422,826
Shares repurchased	(29,003,735,484)	(22,662,620,796)
	1,255,099,106	1,188,968,175
FST Service Shares		
Shares sold	14,332,061,792	12,460,062,537
Reinvestment of dividends and distributions	33,502,009	24,762,614
Shares repurchased	(13,948,394,851)	(12,180,054,014)
	417,168,950	304,771,137
Net increase in shares	19,315,815,026	1,104,795,865

66

Money Market Fund		Treasury Obligations		Treasury Instruments Fund	
For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
110,136,476,999	68,561,639,792	40,069,208,287	17,516,997,455	36,477,370,131	10,153,093,298
—	29,951,814	—	—	—	—
521,420,824	318,700,601	152,620,255	35,939,641	74,035,868	22,035,732
(102,569,525,823)	(65,190,211,686)	(30,426,054,050)	(17,330,154,873)	(29,177,747,663)	(9,468,444,910)
8,088,372,000	3,720,080,521	9,795,774,492	222,782,223	7,373,658,336	706,684,120
1,005,473,685	1,072,742,598	277,400,000	260,571,000	91,005,402	33,390,476
6,165,076	5,181,699	32,876	30,599	1,477,265	597,413
(956,873,320)	(1,091,969,604)	(277,411,269)	(260,600,763)	(96,536,637)	(455,130)
54,765,441	(14,045,307)	21,607	836	(4,053,970)	33,532,759
651,489,952	703,052,729	1,124,767,546	1,966,462,034	268,398,073	84,181,680
5,134,883	3,915,697	1,391,566	307,370	268,804	152,924
(592,627,543)	(705,779,023)	(1,255,508,168)	(1,859,866,571)	(210,823,526)	(56,636,983)
63,997,292	1,189,403	(129,349,056)	106,902,833	57,843,351	27,697,621
199,196,750	60,771,898	479,544,205	98,903,970	195,371,491	252,341,426
882,308	1,037,940	4,345,697	70,607	524,970	450,179
(159,063,525)	(84,389,381)	(256,151,622)	(10,003,326)	(192,904,660)	(241,314,019)
41,015,533	(22,579,543)	227,738,280	88,971,251	2,991,801	11,477,586
5,240,871,994	4,408,180,593	13,815,964,993	13,506,141,815	6,048,579,064	4,882,502,145
—	42,068,532	—	—	—	—
22,209,410	19,809,694	11,568,247	7,350,111	8,432,133	2,235,411
(4,704,486,380)	(4,463,395,378)	(13,393,638,880)	(13,016,838,197)	(5,374,370,717)	(4,553,267,958)
558,595,024	6,663,441	433,894,360	496,653,729	682,640,480	331,469,598
1,558,158,046	1,046,097,210	8,330,040,340	6,958,366,004	2,229,194,014	1,437,383,045
16,357,259	10,892,577	55,800,094	42,657,571	5,853,419	2,847,180
(1,412,775,297)	(912,057,547)	(8,370,348,794)	(6,215,695,065)	(1,795,206,913)	(1,490,498,066)
161,740,008	144,932,240	15,491,640	785,328,510	439,840,520	(50,267,841)
8,968,485,298	3,836,240,755	10,343,571,323	1,700,639,382	8,552,920,518	1,060,593,843

67

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)

December 31, 2007

8. Summary of Share Transactions (at $1.00 per share) (continued)

Share activity is as follows:

	Government Fund	
	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
FST Shares		
Shares sold	42,691,754,110	22,345,461,625
Shares issued in connection with merger	—	118,595,969
Reinvestment of dividends and distributions	133,173,404	54,600,265
Shares repurchased	(35,998,585,770)	(22,116,289,005)
	6,826,341,744	402,368,854
FST Select Shares		
Shares sold	1,011,668,311	142,020,852
Reinvestment of dividends and distributions	9,717,853	4,007,757
Shares repurchased	(665,623,037)	(139,299,857)
	355,763,127	6,728,752
FST Preferred Shares		
Shares sold	2,692,898,154	2,004,998,495
Reinvestment of dividends and distributions	12,401,743	8,380,818
Shares repurchased	(2,422,917,216)	(2,035,007,637)
	282,382,681	(21,628,324)
FST Capital Shares		
Shares sold	7,967,460,651	5,735,982,157
Reinvestment of dividends and distributions	15,924,172	4,809,218
Shares repurchased	(7,781,952,779)	(5,700,998,295)
	201,432,044	39,793,080
FST Administration Shares		
Shares sold	8,354,041,709	7,890,011,432
Shares issued in connection with merger	—	9,886,755
Reinvestment of dividends and distributions	13,380,647	14,166,748
Shares repurchased	(7,631,542,888)	(7,926,156,728)
	735,879,468	(12,091,793)
FST Service Shares		
Shares sold	3,059,798,913	1,999,370,162
Reinvestment of dividends and distributions	7,295,096	5,898,342
Shares repurchased	(3,034,502,602)	(1,923,846,316)
	32,591,407	81,422,188
Net increase (decrease) in shares	8,434,390,471	496,592,757

68

Federal Fund		Tax-Free Money Market Fund	
For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006
38,311,759,493	21,411,144,577	54,750,598,715	53,347,512,139
—	—	—	48,831,245
422,405,991	275,274,755	193,059,422	170,756,215
(32,225,508,253)	(20,676,244,293)	(52,118,365,138)	(54,871,412,677)
6,508,657,231	1,010,175,039	2,825,292,999	(1,304,313,078)
—	—	238,061,100	434,748,775
62	70	1,197,575	2,240,088
—	(2,019)	(269,114,411)	(511,511,241)
62	(1,949)	(29,855,736)	(74,522,378)
526,074,125	255,600,161	820,169,945	998,974,012
7,486,381	5,471,096	1,577,802	712,666
(350,840,621)	(271,145,171)	(927,845,201)	(916,250,803)
182,719,885	(10,073,914)	(106,097,454)	83,435,875
11,638,757	—	784,200,042	8,104,326,858
273,458	167,758	1,272,285	3,710,427
(7,584,151)	(327,000)	(890,967,626)	(7,905,726,404)
4,328,064	(159,242)	(105,495,299)	202,310,881
3,102,910,716	2,733,101,088	2,383,334,314	1,774,160,173
—	—	—	6,993,410
17,357,437	15,528,545	2,799,028	2,174,265
(3,288,741,678)	(2,690,661,555)	(1,951,596,165)	(1,809,220,902)
(168,473,525)	57,968,078	434,537,177	(25,893,054)
7,260,644,578	4,487,684,222	1,156,415,334	848,382,095
17,239,300	11,644,879	1,927,842	1,059,290
(7,110,507,995)	(4,329,064,318)	(998,583,071)	(841,954,466)
167,375,883	170,264,783	159,760,105	7,486,919
6,694,607,600	1,228,172,795	3,178,141,792	(1,111,495,835)

69

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Prime Obligations Fund

									Ratios assuming no expense reductions	
Year—Share Class	Net asset value, beginning of year	Net investment income[a]	Distributions from net investment income	Net asset value, end of year	Total return[b]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.052	$(0.052)	$1.00	5.28%	$36,224,153	0.18%	5.13%	0.23%	5.08%
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.24	267,150	0.21	5.13	0.26	5.08
2007-FST Preferred Shares	1.00	0.051	(0.051)	1.00	5.17	1,154,660	0.28	5.05	0.33	5.00
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.12	787,305	0.33	5.00	0.38	4.95
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.01	5,865,430	0.43	4.90	0.48	4.85
2007-FST Service Shares	1.00	0.047	(0.047)	1.00	4.75	2,097,006	0.68	4.65	0.73	4.60
2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	18,138,487	0.18	4.88	0.23	4.83
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	290,680	0.21	4.94	0.26	4.89
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	1,772,244	0.28	4.79	0.33	4.74
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.83	588,310	0.33	4.78	0.38	4.73
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	4,610,331	0.43	4.64	0.48	4.59
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	1,679,837	0.68	4.41	0.73	4.36
2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	18,844,076	0.18	3.10	0.22	3.06
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21	3.08	0.25	3.04
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28	2.99	0.32	2.95
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33	3.03	0.37	2.99
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43	2.88	0.47	2.84
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68	2.64	0.72	2.60
2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18	1.22	0.22	1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21	1.18	0.25	1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28	1.13	0.32	1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33	1.07	0.37	1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68	0.75	0.72	0.71
2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21	1.06	0.25	1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33	0.94	0.37	0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43	0.80	0.47	0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68	0.56	0.72	0.52

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

70

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Money Market Fund

Year—Share Class	Net asset value, beginning of year	Net investment income[(a)]	Distributions from net investment income	Net asset value, end of year	Total return[(b)]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.051	$(0.051)	$1.00	5.26%	$22,000,123	0.18%	5.12%	0.23%	5.07%
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.23	82,832	0.21	5.14	0.26	5.09
2007-FST Preferred Shares	1.00	0.050	(0.050)	1.00	5.15	161,635	0.28	5.02	0.33	4.97
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.10	54,022	0.33	4.92	0.38	4.87
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.00	1,175,106	0.43	4.87	0.48	4.82
2007-FST Service Shares	1.00	0.046	(0.046)	1.00	4.74	648,195	0.68	4.63	0.73	4.58
2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	13,911,751	0.18	4.92	0.23	4.87
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21	4.87	0.26	4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28	4.80	0.33	4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33	4.69	0.38	4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43	4.65	0.48	4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68	4.42	0.73	4.37
2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18	3.07	0.22	3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21	3.03	0.25	2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28	2.93	0.32	2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33	3.12	0.37	3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43	2.85	0.47	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68	2.62	0.72	2.58
2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18	1.25	0.22	1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21	1.22	0.25	1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28	1.14	0.32	1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33	0.98	0.37	0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43	1.05	0.47	1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68	0.75	0.72	0.71
2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18	1.07	0.22	1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21	1.03	0.25	0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28	0.98	0.32	0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33	0.85	0.37	0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43	0.81	0.47	0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68	0.57	0.72	0.53

[(a)] Calculated based on the average shares outstanding methodology.
[(b)] Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

71

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Treasury Obligations

Year—Share Class	Net asset value, beginning of year	Net investment income[a]	Distributions from net investment income	Net asset value, end of year	Total return[b]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.047	$(0.047)	$1.00	4.80%	$11,652,689	0.20%	4.32%	0.24%	4.28%
2007-FST Select Shares	1.00	0.047	(0.047)	1.00	4.77	26	0.23	4.62	0.27	4.58
2007-FST Preferred Shares	1.00	0.046	(0.046)	1.00	4.70	646,792	0.30	4.52	0.34	4.48
2007-FST Capital Shares	1.00	0.045	(0.045)	1.00	4.65	318,665	0.35	4.39	0.39	4.35
2007-FST Administration Shares	1.00	0.044	(0.044)	1.00	4.54	2,787,538	0.45	4.44	0.49	4.40
2007-FST Service Shares	1.00	0.042	(0.042)	1.00	4.28	1,837,123	0.70	4.19	0.74	4.15
2006-FST Shares	1.00	0.048	(0.048)	1.00	4.86	1,855,829	0.20	4.79	0.24	4.75
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.83	4	0.23	4.75	0.27	4.71
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.76	776,080	0.30	4.69	0.34	4.65
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.71	90,897	0.35	4.79	0.39	4.75
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.60	2,353,384	0.45	4.55	0.49	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.34	1,821,459	0.70	4.31	0.74	4.27
2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20	3.00	0.23	2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23	3.83	0.26	3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30	2.97	0.33	2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35	2.73	0.38	2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45	2.78	0.48	2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70	2.55	0.73	2.52
2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20	1.16	0.22	1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23	0.82	0.25	0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30	1.04	0.32	1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35	0.77	0.37	0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70	0.67	0.72	0.65
2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20	0.92	0.22	0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23	0.88	0.25	0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30	0.82	0.32	0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35	0.72	0.37	0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45	0.67	0.47	0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70	0.44	0.72	0.42

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

72

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Treasury Instruments Fund

									Ratios assuming no expense reductions	
Year—Share Class	Net asset value, beginning of year	Net investment income[a]	Distributions from net investment income	Net asset value, end of year	Total return[b]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.044[c]	$(0.044)[c]	$1.00	4.46%	$9,282,486	0.20%	3.91%	0.24%	3.87%
2007-FST Select Shares	1.00	0.043[c]	(0.043)[c]	1.00	4.43	29,548	0.23	4.24	0.27	4.20
2007-FST Preferred Shares	1.00	0.043[c]	(0.043)[c]	1.00	4.36	219,365	0.30	4.07	0.34	4.03
2007-FST Capital Shares	1.00	0.042[c]	(0.042)[c]	1.00	4.31	20,939	0.35	4.16	0.39	4.12
2007-FST Administration Shares	1.00	0.041[c]	(0.041)[c]	1.00	4.20	1,552,156	0.45	3.89	0.49	3.85
2007-FST Service Shares	1.00	0.039[c]	(0.039)[c]	1.00	3.94	658,252	0.70	3.51	0.74	3.47
2006-FST Shares	1.00	0.046	(0.046)	1.00	4.66	1,907,998	0.20	4.60	0.24	4.56
2006-FST Select Shares	1.00	0.045	(0.045)	1.00	4.63	33,599	0.23	4.82	0.27	4.78
2006-FST Preferred Shares	1.00	0.045	(0.045)	1.00	4.55	161,504	0.30	4.48	0.34	4.44
2006-FST Capital Shares	1.00	0.044	(0.044)	1.00	4.50	17,946	0.35	4.45	0.39	4.41
2006-FST Administration Shares	1.00	0.043	(0.043)	1.00	4.40	869,388	0.45	4.37	0.49	4.33
2006-FST Service Shares	1.00	0.041	(0.041)	1.00	4.14	218,354	0.70	4.05	0.74	4.01
2005-FST Shares	1.00	0.028	(0.028)	1.00	2.84	1,201,313	0.20	2.78	0.24	2.74
2005-FST Select Shares	1.00	0.028	(0.028)	1.00	2.81	67	0.23	2.78	0.27	2.74
2005-FST Preferred Shares	1.00	0.027	(0.027)	1.00	2.74	133,806	0.30	3.07	0.34	3.03
2005-FST Capital Shares	1.00	0.027	(0.027)	1.00	2.69	6,468	0.35	2.58	0.39	2.54
2005-FST Administration Shares	1.00	0.026	(0.026)	1.00	2.58	537,912	0.45	2.67	0.49	2.63
2005-FST Service Shares	1.00	0.023	(0.023)	1.00	2.33	268,622	0.70	2.44	0.74	2.40
2004-FST Shares	1.00	0.011	(0.011)	1.00	1.08	1,398,794	0.20	1.11	0.24	1.07
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.05	65	0.23	1.27	0.27	1.23
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30	1.26	0.34	1.22
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35	0.89	0.39	0.85
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45	0.84	0.49	0.80
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70	0.54	0.74	0.50
2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20	0.84	0.25	0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23	0.83	0.28	0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30	0.77	0.35	0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35	0.70	0.40	0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45	0.59	0.50	0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70	0.33	0.75	0.28

[a] Calculated based on the average shares outstanding methodology.
[b] Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
[c] Net investment income and distributions from net investment income contains $0.001 of realized capital gains.

The accompanying notes are an integral part of these financial statements.

73

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Government Fund

Year—Share Class	Net asset value, beginning of year	Net investment income[a]	Distributions from net investment income	Net asset value, end of year	Total return[b]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.050	$(0.050)	$1.00	5.13%	$9,944,020	0.18%	4.88%	0.24%	4.82%
2007-FST Select Shares	1.00	0.050	(0.050)	1.00	5.10	438,264	0.21	4.79	0.27	4.73
2007-FST Preferred Shares	1.00	0.049	(0.049)	1.00	5.03	666,779	0.28	4.87	0.34	4.81
2007-FST Capital Shares	1.00	0.049	(0.049)	1.00	4.97	354,687	0.33	4.69	0.39	4.63
2007-FST Administration Shares	1.00	0.047	(0.047)	1.00	4.87	1,886,834	0.43	4.72	0.49	4.66
2007-FST Service Shares	1.00	0.045	(0.045)	1.00	4.61	407,134	0.68	4.52	0.74	4.46
2006-FST Shares	1.00	0.049	(0.049)	1.00	4.95	3,117,679	0.18	4.89	0.24	4.83
2006-FST Select Shares	1.00	0.048	(0.048)	1.00	4.92	82,500	0.21	4.83	0.27	4.77
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.85	384,397	0.28	4.74	0.34	4.68
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.80	153,254	0.33	4.71	0.39	4.65
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.69	1,150,955	0.43	4.60	0.49	4.54
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.43	374,543	0.68	4.38	0.74	4.32
2005-FST Shares	1.00	0.031	(0.031)	1.00	3.10	2,715,310	0.18	3.07	0.23	3.02
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21	2.87	0.26	2.82
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28	2.91	0.33	2.86
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33	2.99	0.38	2.94
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68	2.58	0.73	2.53
2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21	1.21	0.25	1.17
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28	1.15	0.32	1.11
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33	1.10	0.37	1.06
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68	0.72	0.72	0.68
2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18	1.05	0.22	1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21	1.02	0.25	0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28	0.96	0.32	0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33	0.87	0.37	0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43	0.78	0.47	0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68	0.54	0.72	0.50

[a] Calculated based on the average shares outstanding methodology.
[b] Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

74

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Federal Fund

Year—Share Class	Net asset value, beginning of year	Net investment income[a]	Distributions from net investment income	Net asset value, end of year	Total return[b]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.050	$(0.050)	$1.00	5.07%	$15,074,711	0.20%	4.92%	0.23%	4.89%
2007-FST Select Shares	1.00	0.049	(0.049)	1.00	5.04	1	0.23	4.91	0.26	4.88
2007-FST Preferred Shares	1.00	0.049	(0.049)	1.00	4.97	315,256	0.30	4.80	0.33	4.77
2007-FST Capital Shares	1.00	0.048	(0.048)	1.00	4.91	7,941	0.35	4.77	0.38	4.74
2007-FST Administration Shares	1.00	0.047	(0.047)	1.00	4.81	586,405	0.45	4.71	0.48	4.68
2007-FST Service Shares	1.00	0.045	(0.045)	1.00	4.55	946,214	0.70	4.42	0.73	4.39
2006-FST Shares	1.00	0.048	(0.048)	1.00	4.87	8,565,756	0.20	4.77	0.23	4.74
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.84	1	0.23	4.60	0.26	4.57
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.77	132,530	0.30	4.66	0.33	4.63
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.72	3,613	0.35	4.62	0.38	4.59
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.61	754,867	0.45	4.54	0.48	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.35	778,820	0.70	4.27	0.73	4.24
2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20	3.02	0.22	3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21	2.99	0.23	2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30	3.15	0.32	3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35	2.84	0.37	2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45	2.78	0.47	2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70	2.56	0.72	2.54
2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20	1.17	0.22	1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23	0.98	0.25	0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30	1.03	0.32	1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35	1.01	0.37	0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45	1.00	0.47	0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70	0.68	0.72	0.66
2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20	0.99	0.22	0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23	0.95	0.25	0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30	0.87	0.32	0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35	0.77	0.37	0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45	0.75	0.47	0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70	0.49	0.72	0.47

[a] Calculated based on the average shares outstanding methodology.
[b] Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

The accompanying notes are an integral part of these financial statements.

75

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

Tax-Free Money Market Fund

Year—Share Class	Net asset value, beginning of year	Net investment income[a]	Distributions from net investment income	Net asset value, end of year	Total return[b]	Net assets end of year (in 000's)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratios assuming no expense reductions: Ratio of total expenses to average net assets	Ratios assuming no expense reductions: Ratio of net investment income to average net assets
For the Years Ended December 31,										
2007-FST Shares	$1.00	$0.035	$(0.035)[c]	$1.00	3.56%	$9,069,558	0.18%	3.49%	0.23%	3.44%
2007-FST Select Shares	1.00	0.035	(0.035)[c]	1.00	3.53	71,395	0.21	3.47	0.26	3.42
2007-FST Preferred Shares	1.00	0.034	(0.034)[c]	1.00	3.46	220,538	0.28	3.37	0.33	3.32
2007-FST Capital Shares	1.00	0.033	(0.033)[c]	1.00	3.41	317,742	0.33	3.30	0.38	3.25
2007-FST Administration Shares	1.00	0.032	(0.032)[c]	1.00	3.30	757,798	0.43	3.23	0.48	3.18
2007-FST Service Shares	1.00	0.030	(0.030)[c]	1.00	3.05	332,251	0.68	2.98	0.73	2.93
2006-FST Shares	1.00	0.033	(0.033)[c]	1.00	3.32	6,243,612	0.18	3.25	0.23	3.20
2006-FST Select Shares	1.00	0.032	(0.032)[c]	1.00	3.29	101,244	0.21	3.21	0.26	3.16
2006-FST Preferred Shares	1.00	0.032	(0.032)[c]	1.00	3.22	326,624	0.28	3.19	0.33	3.14
2006-FST Capital Shares	1.00	0.031	(0.031)[c]	1.00	3.17	423,215	0.33	3.12	0.38	3.07
2006-FST Administration Shares	1.00	0.030	(0.030)[c]	1.00	3.07	323,201	0.43	3.01	0.48	2.96
2006-FST Service Shares	1.00	0.028	(0.028)[c]	1.00	2.81	172,468	0.68	2.77	0.73	2.72
2005-FST Shares	1.00	0.022	(0.022)	1.00	2.26	7,547,716	0.18	2.23	0.22	2.19
2005-FST Select Shares	1.00	0.022	(0.022)	1.00	2.23	175,764	0.21	2.20	0.25	2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.16	243,181	0.28	2.16	0.32	2.12
2005-FST Capital Shares	1.00	0.021	(0.021)	1.00	2.11	220,902	0.33	2.24	0.37	2.20
2005-FST Administration Shares	1.00	0.020	(0.020)	1.00	2.01	349,087	0.43	1.98	0.47	1.94
2005-FST Service Shares	1.00	0.017	(0.017)	1.00	1.75	164,979	0.68	1.79	0.72	1.75
2004-FST Shares	1.00	0.010	(0.010)	1.00	1.05	8,026,117	0.18	1.03	0.22	0.99
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.02	160,472	0.21	1.02	0.25	0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	186,208	0.28	0.94	0.32	0.90
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	32,599	0.33	0.93	0.37	0.89
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	345,968	0.43	0.81	0.47	0.77
2004-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	85,930	0.68	0.58	0.72	0.54
2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18	0.87	0.22	0.83
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	75,811	0.21	0.85	0.25	0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	204,104	0.28	0.79	0.32	0.75
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	2,784	0.33	0.75	0.37	0.71
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43	0.61	0.47	0.57
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68	0.38	0.72	0.34

[a] Calculated based on the average shares outstanding methodology.
[b] Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on taxable distributions.
[c] Amount includes $0.00008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

76

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2007

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled "Expenses Paid" to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Prime Obligations Fund			Money Market Fund			Treasury Obligations Fund			Treasury Instruments Fund		
Share Class	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid for the 6 months ended 12/31/07*	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid for the 6 months ended 12/31/07*	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid for the 6 months ended 12/31/07*	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid for the 6 months ended 12/31/07*
FST Shares												
Actual	$1,000.00	$1,026.00	$0.92	$1,000.00	$1,025.90	$0.93	$1,000.00	$1,022.20	$1.04	$1,000.00	$1,019.80	$1.03
Hypothetical 5% return	1,000.00	1,024.29+	0.92	1,000.00	1,024.28+	0.93	1,000.00	1,024.18+	1.04	1,000.00	1,024.18+	1.04
FST Select Shares												
Actual	1,000.00	1,025.90	1.08	1,000.00	1,025.80	1.08	1,000.00	1,022.10	1.19	1,000.00	1,019.60	1.18
Hypothetical 5% return	1,000.00	1,024.14+	1.07	1,000.00	1,024.14+	1.08	1,000.00	1,024.03+	1.19	1,000.00	1,024.03+	1.19
FST Preferred Shares												
Actual	1,000.00	1,025.50	1.43	1,000.00	1,025.40	1.44	1,000.00	1,021.70	1.55	1,000.00	1,019.20	1.54
Hypothetical 5% return	1,000.00	1,023.79+	1.43	1,000.00	1,023.78+	1.44	1,000.00	1,023.68+	1.55	1,000.00	1,023.68+	1.54
FST Capital Shares												
Actual	1,000.00	1,025.30	1.69	1,000.00	1,025.10	1.70	1,000.00	1,021.40	1.80	1,000.00	1,019.00	1.79
Hypothetical 5% return	1,000.00	1,023.54+	1.69	1,000.00	1,023.53+	1.70	1,000.00	1,023.42+	1.81	1,000.00	1,023.43+	1.80
FST Administration Shares												
Actual	1,000.00	1,024.80	2.20	1,000.00	1,024.60	2.21	1,000.00	1,020.90	2.31	1,000.00	1,018.50	2.34
Hypothetical 5% return	1,000.00	1,023.03+	2.20	1,000.00	1,023.03+	2.21	1,000.00	1,022.92+	2.31	1,000.00	1,022.89+	2.34
FST Service Shares												
Actual	1,000.00	1,023.50	3.47	1,000.00	1,023.30	3.48	1,000.00	1,019.60	3.58	1,000.00	1,017.20	3.57
Hypothetical 5% return	1,000.00	1,021.77+	3.47	1,000.00	1,021.76+	3.48	1,000.00	1,021.66+	3.59	1,000.00	1,021.66+	3.58

78

Share Class	Government Fund Beginning Account Value 7/1/07	Government Fund Ending Account Value 12/31/07	Government Fund Expenses Paid for the 6 months ended 12/31/07*	Federal Fund Beginning Account Value 7/1/07	Federal Fund Ending Account Value 12/31/07	Federal Fund Expenses Paid for the 6 months ended 12/31/07*	Tax-Free Money Market Fund Beginning Account Value 7/1/07	Tax-Free Money Market Fund Ending Account Value 12/31/07	Tax-Free Money Market Fund Expenses Paid for the 6 months ended 12/31/07*
FST Shares									
Actual	$1,000.00	$1,024.80	$0.94	$1,000.00	$1,024.70	$1.03	$1,000.00	$1,017.60	$0.93
Hypothetical 5% return	1,000.00	1,024.28+	0.94	1,000.00	1,024.19+	1.03	1,000.00	1,024.29+	0.93
FST Select Shares									
Actual	1,000.00	1,024.70	1.09	1,000.00	1,024.50	1.19	1,000.00	1,017.40	1.08
Hypothetical 5% return	1,000.00	1,024.13+	1.09	1,000.00	1,024.02+	1.19	1,000.00	1,024.14+	1.08
FST Preferred Shares									
Actual	1,000.00	1,024.30	1.45	1,000.00	1,024.20	1.54	1,000.00	1,017.10	1.44
Hypothetical 5% return	1,000.00	1,023.77+	1.45	1,000.00	1,023.69+	1.54	1,000.00	1,023.78+	1.44
FST Capital Shares									
Actual	1,000.00	1,024.10	1.70	1,000.00	1,023.90	1.79	1,000.00	1,016.80	1.69
Hypothetical 5% return	1,000.00	1,023.52+	1.70	1,000.00	1,023.44+	1.79	1,000.00	1,023.53+	1.70
FST Administration Shares									
Actual	1,000.00	1,023.60	2.21	1,000.00	1,023.40	2.30	1,000.00	1,016.30	2.20
Hypothetical 5% return	1,000.00	1,023.02+	2.21	1,000.00	1,022.93+	2.30	1,000.00	1,023.03+	2.20
FST Service Shares									
Actual	1,000.00	1,022.30	3.49	1,000.00	1,022.10	3.57	1,000.00	1,015.00	3.47
Hypothetical 5% return	1,000.00	1,021.76+	3.48	1,000.00	1,021.67+	3.57	1,000.00	1,021.77+	3.48

* Expenses for each share class are calculated using the Fund's annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares
Prime Obligations	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Government	0.18	0.21	0.28	0.33	0.43	0.68
Federal	0.20	0.23	0.30	0.35	0.45	0.70
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68

+ Hypothetical expenses are based on the Fund's actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

79

N-Q Page 9 of 44

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

September 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations — 35.1%			
Amsterdam Funding Corp.			
$ 100,000,000	4.000%	10/15/08	$ 99,844,445
Aspen Funding Corp.			
300,000,000	6.000	10/01/08	300,000,000
100,000,000	2.900	10/06/08	99,959,722
Atlantic Asset Securitization Corp.			
100,000,000	2.770	11/12/08	99,676,833
Atlantis One Funding Corp.			
300,000,000	4.500	10/01/08	300,000,000
200,000,000	6.500	10/01/08	200,000,000
BA Credit Card Trust (Emerald)			
300,000,000	5.000	10/01/08	300,000,000
105,000,000	3.100	10/16/08	104,864,375
150,000,000	3.100	10/21/08	149,741,667
100,000,000	3.100	10/23/08	99,810,556
100,000,000	3.100	11/03/08	99,715,833
55,000,000	3.100	11/14/08	54,791,611
175,000,000	3.100	12/03/08	174,050,625
75,000,000	3.100	12/12/08	74,535,000
Chariot Funding LLC			
204,597,000	2.570	10/03/08	204,567,788
114,060,000	2.570	10/07/08	114,011,144
448,076,000	4.000	10/15/08	447,378,993
Citibank Credit Card Issuance Trust (Dakota Corp.)			
399,161,000	2.880	10/24/08	398,426,544
Citigroup Funding, Inc.			
450,000,000	6.500	10/01/08	450,000,000
240,000,000	2.940	11/05/08	239,314,000
250,000,000	2.940	11/06/08	249,265,000
200,000,000	2.940	11/07/08	199,395,667
100,000,000	2.940	11/10/08	99,673,333
100,000,000	2.920	11/21/08	99,586,333
145,000,000	2.920	11/24/08	144,364,900
145,000,000	2.930	12/11/08	144,162,101
Gemini Securitization Corp.			
600,000,000	6.250	10/01/08	600,000,000
325,000,000	4.000	10/06/08	324,819,444
50,000,000	2.800	10/30/08	49,887,222
General Electric Capital Corp.			
490,000,000	2.600	11/03/08	488,832,167
500,000,000	2.550	11/24/08	498,087,500
745,000,000	2.840	02/05/09	737,535,928
Govco LLC			
100,000,000	2.740	10/27/08	99,802,111
100,000,000	2.740	10/28/08	99,794,500
JPMorgan Chase & Co.			
590,000,000	2.550	11/07/08	588,453,708
485,000,000	2.955	02/02/09	480,063,508
Jupiter Securitization Corp.			
150,000,000	3.850	10/14/08	149,791,458
Kitty Hawk Funding Corp.			
65,000,000	2.750	11/14/08	64,781,528
LMA-Americas LLC			
200,000,000	7.000	10/01/08	200,000,000
Commercial Paper and Corporate Obligations — (continued)			
Newport Funding Corp.			
$ 170,000,000	2.820%	10/28/08	$ 169,640,450
50,000,000	2.800	10/30/08	49,887,222
Old Line Funding Corp.			
100,000,000	2.770	10/27/08	99,799,945
40,000,000	2.760	11/03/08	39,898,800
Park Avenue Receivables Co. LLC			
193,000,000	2.670	10/10/08	192,871,173
150,541,000	3.850	10/22/08	150,202,910
Ranger Funding Co. LLC			
140,000,000	2.750	10/20/08	139,796,806
60,000,000	2.750	11/14/08	59,798,333
Sheffield Receivables Corp.			
100,000,000	2.570	10/03/08	99,985,722
300,000,000	4.250	10/07/08	299,787,500
50,000,000	2.730	10/21/08	49,924,167
100,000,000	2.750	10/21/08	99,847,222
65,000,000	2.750	11/19/08	64,756,701
Thames Asset Global Securitization, Inc.			
147,390,000	4.000	10/15/08	147,160,727
Thunder Bay Funding, Inc.			
107,415,000	2.770	10/08/08	107,357,145
149,783,000	4.000	10/10/08	149,633,217
50,000,000	2.770	10/20/08	49,926,903
72,192,000	2.770	11/03/08	72,008,693
Ticonderoga Funding LLC			
185,000,000	4.200	10/01/08	185,000,000
400,000,000	4.250	10/03/08	399,905,556
Yorktown Capital LLC			
250,000,000	4.150	10/03/08	249,942,361
250,000,000	2.750	10/23/08	249,579,861
160,000,000	4.300	10/24/08	159,560,444
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			**$12,615,257,402**
Bank Notes — 2.7%			
Wells Fargo & Co.			
$ 220,000,000	3.552%	05/01/09	$ 220,064,778
Wells Fargo Bank N.A.			
745,000,000	2.950	05/29/09	745,000,000
TOTAL BANK NOTES			**$ 965,064,778**
Certificates of Deposit — 3.7%			
Bank of America N.A.			
$ 220,000,000	2.910%	12/19/08	$ 220,000,000
600,000,000	3.020	02/05/09	600,000,000
500,000,000	3.010	02/09/09	500,000,000
TOTAL CERTIFICATES OF DEPOSIT			**$ 1,320,000,000**

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N-Q Page 10 of 44

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations — 34.3%			
Federal Home Loan Bank			
$ 800,000,000	1.810%[(a)]	10/01/08	$ 800,000,000
395,000,000	1.950[(a)]	10/01/08	395,000,000
3,000,000,000	2.085[(a)]	10/01/08	2,999,524,725
970,000,000	2.090[(a)]	10/01/08	970,000,000
467,000	2.070	10/03/08	466,946
800,000	2.100	10/08/08	799,673
332,000,000	3.629[(a)]	10/28/08	331,811,868
160,000,000	2.635[(a)]	12/06/08	159,938,750
530,000,000	2.817[(a)]	12/10/08	530,000,000
561,100,000	2.220	01/02/09	560,311,773
490,000,000	2.760	02/11/09	490,000,000
390,000,000	2.800	02/25/09	390,000,000
400,000,000	3.125	06/19/09	399,878,410
245,575,000	2.700	07/07/09	245,546,788
450,000,000	2.720	09/18/09	450,000,000
Federal Home Loan Mortgage Corp.			
1,325,000,000	3.010[(a)]	10/20/08	1,325,000,000
250,000,000	2.590	12/29/08	248,399,236
Federal National Mortgage Association			
600,000,000	1.800[(a)]	10/01/08	599,944,754
400,000,000	1.860[(a)]	10/01/08	399,603,453
100,000,000	2.100	10/16/08	99,912,500
200,000,000	2.530	11/17/08	199,339,389
737,500,000	2.660	02/09/09	730,361,410
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			**$12,325,839,675**
Variable Rate Obligations[(a)] — 12.8%			
Allstate Life Global Funding II			
$ 50,000,000	2.548%	10/15/08	$ 50,000,000
Bank of America N.A.			
345,000,000	2.987	10/03/08	345,000,000
616,900,000	2.876	12/18/08	617,104,397
Eli Lilly & Co.			
145,000,000	3.078	11/15/08	145,000,000
General Electric Capital Corp.			
228,250,000	2.831	10/06/08	228,276,720
215,000,000	3.216	10/24/08	215,000,000
Hartford Life Insurance Co.[(b)]			
100,000,000	2.786	10/01/08	100,000,000
JPMorgan Chase & Co.			
565,000,000	2.828	10/03/08	564,982,384
60,000,000	2.931	12/02/08	59,990,984
MassMutual Global Funding II LLC			
195,000,000	2.908	10/03/08	195,000,000
MetLife, Inc.[(b)]			
150,000,000	3.113	10/26/08	150,000,000
190,000,000	3.132	11/23/08	190,000,000
Metropolitan Life Global Funding I			
295,000,000	3.041	10/09/08	295,000,000
Morgan Stanley			
25,000,000	2.566	10/03/08	25,000,000
150,000,000	3.799	10/27/08	150,000,000
Variable Rate Obligations — (continued)			
New York Life Insurance Co.[(b)]			
$ 250,000,000	3.380%	12/22/08	$ 250,000,000
245,000,000	3.912	12/22/08	245,000,000
Pacific Life Global Funding			
100,000,000	2.556	10/06/08	100,000,000
Procter & Gamble Co.			
145,000,000	2.879	11/19/08	145,000,000
Wachovia Corp.			
45,000,000	3.759	10/28/08	44,996,793
Wells Fargo & Co.			
250,000,000	2.546	10/03/08	250,002,190
230,000,000	3.380	12/23/08	230,152,592
TOTAL VARIABLE RATE OBLIGATIONS			**$ 4,595,506,060**
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			**$31,821,667,915**
Repurchase Agreements-Unaffiliated Issuers[(c)] — 8.6%			
Bank of America Securities LLC			
$ 100,000,000	0.500%	10/01/08	$ 100,000,000

Maturity Value: $100,001,389

Collateralized by U.S. Treasury Note, 3.375%, due 10/15/09. The market value of the collateral, including accrued interest, was $102,000,025.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Barclays Capital, Inc.			
125,000,000	2.250	10/01/08	125,000,000

Maturity Value: $125,007,813

Collateralized by Federal Farm Credit Bank, 3.750% to 5.100%, due 09/29/11 to 04/01/24, Federal Home Loan Bank, 0.000% to 6.000%, due 11/04/08 to 02/15/28, Federal Home Loan Mortgage Association, 0.000% to 5.875%, due 01/20/09 to 06/19/13, and Federal National Mortgage Association, 4.375% to 5.900%, due 08/04/11 to 08/14/17. The aggregate market value of the collateral, including accrued interest, was $127,500,598.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Deutsche Bank Securities, Inc.			
150,000,000	2.750	10/01/08	150,000,000

Maturity Value: $150,011,458

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 07/01/13 to 03/01/48 and Federal National Mortgage Association, 4.500% to 7.000%, due 02/01/13 to 09/01/38. The aggregate market value of the collateral, including accrued interest, was $154,499,910.

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N-Q Page 11 of 44

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)			
Joint Repurchase Agreement Account I			
$ 151,800,000	0.400%	10/01/08	$ 151,800,000
Maturity Value: $151,801,687			
Joint Repurchase Agreement Account II			
2,575,000,000	1.944	10/01/08	2,575,000,000
Maturity Value: $2,575,139,050			
UBS Securities LLC			
14,300,000	0.130	10/01/08	14,300,000
Maturity Value: $14,300,052			
Collateralized by U.S. Treasury Note, 4.625%, due 02/15/17. The market value of the collateral, including accrued interest, was $14,590,305.			
TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$ 3,116,100,000
Repurchase Agreement-Affiliated Issuers(c) — 0.3%			
Goldman, Sachs & Co.			
$ 100,000,000	1.250%	10/01/08	$ 100,000,000
Maturity Value: $100,003,472			
Collateralized by Federal Home Loan Mortgage Association, 5.500%, due 08/01/38 and Federal National Mortgage Association, 5.500% to 6.500%, due 07/01/36 to 12/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,995.			
TOTAL INVESTMENTS — 97.5%			$35,037,767,915
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%			898,543,055
NET ASSETS — 100.0%			$35,936,310,970

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at September 30, 2008.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2008, these securities amounted to $935,000,000 approximately 2.6% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 30, 2008. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments Section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

http://www.sec.gov/Archives/edgar/data/822977/000095012308016577/e72200nvq.htm 12/4/2008

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $ 11,500

(b)

Audit-Related Fees

2008 - None

(c)

Tax Fees

2008 – $  2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/5/08